Preferred and Common Stock Warrants	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Preferred and Common Stock Warrants
10.	Preferred and Common Stock Warrants

As of December 31, 2017, there were no outstanding warrants to purchase redeemable convertible preferred stock. Outstanding warrants to purchase shares of common stock consisted of the following:

December 31, 2017
Date Exercisable	Number of Shares Issuable	Exercise Price	Exercisable for	Classification	Expiration
December 12, 2012	788	$12.70	Common	Equity	December 6, 2022
February 25, 2013	3,152	$12.70	Common	Equity	December 6, 2022
February 29, 2016	3,237	$16.22	Common	Equity	February 18, 2026
August 23, 2016	3,237	$16.22	Common	Equity	February 18, 2026

	10,414

As of December 31, 2016, there were no outstanding warrants to purchase common stock. Outstanding warrants to purchase shares of redeemable convertible preferred stock consisted of the following:

December 31, 2016
Date Exercisable	Number of Shares Issuable	Exercise Price	Exercisable for	Classification	Expiration
December 12, 2012	2,202	$4.54	Series A-2	Liability	December 6, 2022
February 25, 2013	8,811	$4.54	Series A-2	Liability	December 6, 2022
February 29, 2016	7,251	$7.24	Series B	Liability	February 18, 2026
August 23, 2016	7,251	$7.24	Series B	Liability	February 18, 2026

	25,515

In connection with the 2012 Loan Agreement, on December 7, 2012, the Company issued to SVB a warrant for the purchase of Series A-2 preferred stock, which warrant became exercisable as to 2,202 shares of Series A-2 preferred stock on December 12, 2012 in connection with the 2012 Term Loan A Advance and as to 8,811 shares of Series A-2 preferred stock on February 25, 2013 in connection with the 2012 Term Loan B Advance. The warrant was exercisable at a price of $4.54 per share and expires on December 6, 2022.

The Company classified the warrant as a liability on its consolidated balance sheet (included in other long-term liabilities) as the warrant was a free-standing financial instrument that may require the Company to transfer assets upon exercise. The liability associated with each portion of the warrant that became exercisable was recorded at fair value on the dates they became exercisable and was subsequently remeasured to fair value at each reporting date. Changes in the fair value of the warrant liability were recognized as a component of other income (expense), net in the Company’s consolidated statement of operations. Changes in the fair value of the warrant liability were recognized until the warrant qualified for equity classification. On the dates the warrant became exercisable, the fair value of the portion of the warrant to purchase 2,202 shares of Series A-2 preferred stock that became exercisable in connection with the 2012 Term Loan A Advance and the fair value of the portion of the warrant to purchase 8,811 shares of Series A-2 preferred stock that became exercisable in connection with the 2012 Term Loan B Advance were determined to be $7,000 and $26,000, respectively. The Company remeasured the liability associated with the warrant as of December 31, 2016 and 2015 and determined that the fair value of the warrant liability was $12,000 and $26,000, respectively. The Company recognized a gain (loss) of ($15,000), $14,000 and $1,000 for the years ended December 31, 2017, 2016 and 2015, respectively, related to the change in fair value of the warrant.

In connection with the First Amendment to the 2012 Loan Agreement, on February 19, 2016, the Company issued to SVB a warrant for the purchase of Series B preferred stock, which warrant became exercisable as to 7,251 shares of Series B preferred stock on February 29, 2016 in connection with 2016 Term Loan A Advance and as to 7,251 shares of Series B preferred stock on August 23, 2016 in connection with the 2016 Term Loan B Advance. The warrant was exercisable at a price of $7.24 per share and expires on February 18, 2026.

The Company classified the warrant as a liability on its consolidated balance sheet (included in other long-term liabilities) as the warrant was a free-standing financial instrument that may require the Company to transfer assets upon exercise. The liability associated with each portion of the warrant that became exercisable was recorded at fair value on the dates they became exercisable and was subsequently remeasured to fair value at each reporting date. Changes in the fair value of the warrant liability were recognized as a component of other income (expense), net in the Company’s consolidated statement of operations. Changes in the fair value of the warrant liability were recognized until the warrant qualified for equity classification. On the dates the warrant became exercisable, the fair value of the portion of the warrant to purchase 7,251 shares of Series B preferred stock that became exercisable in connection with 2016 Term Loan A Advance and the fair value of the portion of the warrant to purchase 7,251 shares of Series B preferred stock that became exercisable in connection with the 2016 Term Loan B Advance were determined to be $35,000 and $25,000, respectively. The Company remeasured the liability associated with the warrant as of December 31, 2016 and determined that the fair value of the warrant liability was $35,000. The Company recognized a gain of ($16,000) and $25,000 for the years ended December 31, 2017 and 2016, respectively, related to the change in fair value of the warrant.

In November 2017, in connection with the closing of the initial public offering, the warrants for the purchase of redeemable convertible preferred stock converted into warrants for the purchase of common stock. Upon the conversion, the Company reclassified the warrants as equity, recorded at fair value on the date of the reclassification on its consolidated balance sheets (included in additional paid-in capital).